August 3, 2007
Via EDGAR
U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	ING Mutual Funds (File Nos. 033-56094 and 811-07428)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 124 to the above-named Registrant (“Registrant”) that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A.
If you have any questions concerning the attached filing, please contact the undersigned at (480) 477-2649 or Kim Palmer at (480) 477-2674.
Regards,
/s/Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Tel: 480-477-3000
7337 E. Doubletree Ranch Rd.	Fax: 480-477-2700
Scottsdale, AZ 85258-2034	www.ingfunds.com